Related party transactions - Management compensation transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Directors' fees	$ 161,054	$ 62,200
Board Of Directors
Related party transactions
Short-term employee benefits	1,153,439	531,656	$ 226,097
Directors' fees	161,054	62,200
Share-based payments	519,741	331,809	217,816
Total compensation	$ 1,840,103	$ 925,665	$ 443,913